INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2013
INCOME TAXES
Schedule of preferential tax rates
	2011	2012	2013
ADF Navigation	12.5%	12.5%	15%
AutoNavi Software	10%	10%	10%
AutoNavi Technology	7.5%	7.5%	15%
MapABC Technology	15%	15%	15%
Xingtiandi Technology	15%	15%	15%
AutoNavi Xiamen	15%	15%	15%
PDAger	15%	15%	15%

Schedule of income tax expenses
	Year ended December 31,
	2011	2012	2013
Income tax expenses:
Current	5,972	7,998	(47)
Deferred	(886)	(784)	979
Total	5,086	7,214	932

Schedule of principal components of deferred income taxes
	December 31,
	2012	2013
Current deferred tax assets
Accrued expense	1,540	2,006
Allowance for doubtful accounts	298	719
Advertising expense credit carryforwards	—	339
Less: valuation allowance	—	(2,510)
Current deferred tax assets	1,838	554
Non-current deferred tax assets
Net operating loss carryforwards	256	5,946
Less: valuation allowance	(106)	(5,833)
Non-current deferred tax assets, net	150	113
Deferred tax assets, net	1,988	667
Non-current deferred tax liabilities
Acquired intangible assets, net	966	2,745
Deferred tax liabilities	966	2,745

Schedule of movement of valuation allowance

	Balance at beginning of the year	Exchange adjustment	Charge to expenses	Reversal	Disposal of a subsidiary	Balance at end of the year
2011	—	—	621	—	—	621
2012	621	6	6	(23)	(504)	106
2013	106	3	8,234	—	—	8,343

Schedule of reconciliation between the provision for income tax computed by applying statutory PRC enterprise income tax rate of 25%, and the actual provision of income taxes from continuing operations
	For the year ended December 31,
	2011	2012	2013
Net income/(loss) before provision for income taxes	44,116	46,176	(22,621)
Statutory tax rate in PRC	25%	25%	25%
Income tax expenses /(benefit) at statutory tax rate	11,029	11,544	(5,655)
Non-deductible expenses	643	823	474
Super deductions of R&D expenses	(1,323)	(1,139)	(3,330)
Effect of tax rate change due to change in tax law	—	—	(1,547)
Change in valuation allowance	621	(11)	8,237
Effect of the different income tax rates in other jurisdictions	563	2,583	1,051
Effect of tax holiday and preferential tax rates	(6,447)	(6,586)	1,702
Income tax expenses	5,086	7,214	932
Effective tax rate	11.53%	15.62%	(4.12%)

Schedule of income tax expense (benefit) and earnings per share amounts if the Group's subsidiaries in the PRC were neither in a tax holiday period nor had they been specifically allowed special tax concessions

	For the year ended December 31,
	2011	2012	2013
Reduction in income tax expenses /(benefit)	6,447	6,586	(1,702)
Change in net income/(loss) per ordinary share-basic	0.03	0.03	(0.01)
Change in net income/(loss) per ordinary share-diluted	0.03	0.03	(0.01)